Separate Accounts	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Separate Accounts	Separate Accounts
The following table presents the aggregate fair value of assets, by major investment asset category, supporting separate accounts:

	As of December 31,
	2023	2022
Fixed maturities	$28,283	$27,485
Equity securities (including mutual funds)	55,678	53,832
Cash and cash equivalents	2,521	1,722
Short-term investments	1,001	2,184
Investment receivables, net [2]	1,814	1,751
Other invested assets [1]	217	281
Separate account assets	$89,514	$87,255
[1]Primarily relates to investments in hedge funds.
[2]Includes trade receivables on investment sales executed in the ordinary course of business where the carrying amount approximates fair value, net of investment income due and accrued.

The following table presents a rollforward of separate account liabilities by product:

	Variable Annuities	Corporate-Owned Life Insurance	Other [1]	Total
Balance as of January 1, 2022	$34,985	$48,497	$28,110	$111,592
Premiums and deposits	233	277	713	1,223
Policy charges	(451)	(643)	(280)	(1,374)
Surrenders and withdrawals	(3,081)	(169)	(2,061)	(5,311)
Benefit payments	(137)	(345)	(131)	(613)
Investment performance	(5,442)	(4,926)	(4,905)	(15,273)
Net transfers from (to) general account	51	(2,693)	(284)	(2,926)
Other	(9)	—	(54)	(63)
Balance as of December 31, 2022	$26,149	$39,998	$21,108	$87,255

Balance as of January 1, 2023	$26,149	$39,998	$21,108	$87,255
Premiums and deposits	204	287	1,414	1,905
Policy charges	(417)	(660)	(330)	(1,407)
Surrenders and withdrawals	(3,111)	(142)	(3,606)	(6,859)
Benefit payments	(128)	(381)	(161)	(670)
Investment performance	4,313	2,502	3,650	10,465
Net transfers from (to) general account	9	(1,177)	(7)	(1,175)
Balance as of December 31, 2023	$27,019	$40,427	$22,068	$89,514

Cash surrender value [2] as of:
December 31, 2022	26,081	36,192	21,094	83,367
December 31, 2023	26,948	37,731	22,053	86,732
[1]Represents separate account liabilities that are fully reinsured to third parties on a modified coinsurance basis.
[2]CSV represents the amount of the contractholders’ account balance distributable at the consolidated balance sheet date, less certain surrender charges.
Not reflected in the tables above are separate account assets and liabilities associated with Guardian contracts assumed on a modified coinsurance basis of $6.4 billion and $6.6 billion as of December 31, 2023 and 2022, respectively.